Schedule of quoted price of crypto asset (Details)	Dec. 31, 2025 $ / shares
Stablecoins [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity	$ 0.9996
Solana [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity	124.89
Pump [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity	$ 0.001843